Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying audited financial statements are presented in thousand Japanese yen, (“JPY” or “¥”), the currency of the country in which the Company is incorporated and primarily operates. The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the reporting date, and the reported amounts of revenue and expense during the reporting period. These estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future and include, but are not limited to, useful lives of property and equipment and intangible assets, the carrying value of operating lease right-of-use asset, allowance for credit losses on accounts receivable, valuation of share-based compensation, and valuation allowance against net deferred tax assets. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

The Company applies Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”) for all periods presented in the financial statements. To determine the appropriate amount of revenue to be recognized in accordance with ASC 606, the Company follows a five-step model as follows:

1 – Identification of the contract with a customer

2 – Identification of the performance obligation in the contract

3 – Determination of the transaction price

4 – Allocation of the transaction price to the performance obligation in the contract

5 – Recognition of revenue when, or as, a performance obligation is satisfied

During the fiscal years ended March 31, 2026 and 2025, the Company generated revenues from sales of software and consulting and support services.

Revenue is recognized when the control of the promised products or services is transferred by the Company to its customers. The amount of revenue recognized reflects the consideration that the Company expects to receive in exchange for the products or services delivered. The transaction prices are generally fixed at contract inception. Consumption taxes collected from customers and remitted to government authorities are excluded from revenue and deferred revenue.

At contract inception, the Company assesses the performance obligations, or deliverables the Company has agreed to provide, pursuant to the contract and determines if they are individually distinct or if they should be combined with other performance obligations. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on each performance obligation’s relative standalone selling price. Performance obligations are combined when an individual performance obligation does not have standalone value to a customer. For example, customers do not have the ability to take possession of the Company’s software, “Labor Robot”, and, as a result, the Company’s contracts for sales of software and hosting service arrangements are typically accounted for as service arrangements with a single performance obligation.

Sales of Software

Revenue from sales of software is primarily comprised of sales of Labor Robot, Robot Lawyer, and the add-on features of Billing Robot. Revenue is recognized on a straight-line basis over the period of five years as the Company’s performance obligation is satisfied over-time and as control of the promised service is transferred to the customer, commencing when the product key is delivered to the customer.

Consulting and Support Services

Revenue from consulting and support services is recognized when the control of the promised service is transferred by the Company to its customer. Consulting and support services the Company provided during the fiscal years ended March 31, 2026 and 2025, include the following services. See Note 13 for the disaggregation of revenue.

E-learning: The Company provides online training courses to help employees of small and medium-sized businesses learn the latest trends in digital transformation. Revenue is recognized on a straight-line basis over the contract period which is generally one month as the Company’s performance obligation is satisfied over-time, commencing when the access code is delivered to the customer.

Software installation support: The Company helps customers with the installation and initial set-up of the software and provides support services during the contract period. Revenue is recognized on a straight-line basis over the contract period which is generally one year as the Company’s performance obligation is satisfied over-time.

Digitalization & AI Implementation Subsidy application consulting and support services: Consulting service revenue is generated from application and handling fees charged to corporate customers for applying for information technology (IT) subsidies with the Ministry of Economy, Trade and Industry of Japan (“METI”). Revenue is recognized when the Company completes submitting applications for IT grants to METI.

Usage fees for Billing Robot

Usage fee revenue generated from Billing Robot fees charged to a certain customer based on fixed rates specified in the contract.  The Company recognizes usage fee revenue as the related usage occurs, because the customer  simultaneously receives and consumes the benefits of the service as it is provided. The amount of revenue recognized reflects the consideration that the Company expects to be entitled to receive in exchange for providing access to, and usage of, the Billing Robot service.  The transaction price is determined based on the fixed contractual rate and the customer’s actual usage.

From time to time, the Company uses subcontractors. The Company assesses and records revenue on a gross basis as a principal versus on a net basis as an agent in the presentation of revenues and expenses. The Company has concluded that the Company is the principal in the performance obligation and gross reporting is appropriate because the Company (i) has the risk of identifying and hiring qualified vendors, (ii) has the discretion to select the vendors and establish their price and duties, and (iii) bears the risk for services that are not fully paid for by its customers.

Segment Information

Segment Information

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statement information about operating segments, on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company operates and manages its business as one operating and reportable segment. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer (“CEO”), who reviews and evaluates financial information as a whole for purposes of making operating decisions, assessing financial performance, and allocating resources. As such, the Company has determined that it has one operating and reportable segment in accordance with ASC Topic 280, Segment Reporting. During the fiscal years ended March 31, 2026 and 2025, there were no revenues derived or long-lived assets held outside of Japan.

Concentration of Customers and Vendors

Concentration of Customers and Vendors

For the fiscal year ended March 31, 2026, no customer accounted for more than 10% of the Company’s total revenue. For the fiscal year ended March 31, 2025, two customers each accounted for more than 10% of the Company’s total revenue. For the fiscal year ended March 31, 2024, no customer accounted for more than 10% of the Company’s total revenue.

As of March 31, 2026, no customer accounted for more than 10% of the Company’s total accounts receivable. As of March 31, 2025, three customers each accounted for more than 10% of the Company’s total accounts receivable.

For the fiscal year ended March 31, 2026, one supplier accounted for more than 10% of the Company’s total purchases. For the fiscal years ended March 31, 2025 and 2024, no supplier accounted for more than 10% of the Company’s total purchases.

As of March 31, 2026 and 2025, four suppliers accounted for more than 10% of the Company’s total accounts payable.

Cash and Cash Equivalents, and Restricted Cash

Cash and Cash Equivalents, and Restricted Cash

The Company considers all highly liquid short-term investments purchased with an initial maturity date of three months or less to be cash equivalents. Restricted cash consisted of funds earmarked in connection with the legal proceeding described in Note 9. Following the appellate court judgment regarding the unpaid system development fees with ZESTO Consulting LLC, and while the Company’s appeal remains ongoing, the court released these funds, and JPY19,470 was paid to the counterparty during the fiscal year ended March 31, 2026. As a result, the Company had no restricted cash as of March 31, 2026. Restricted cash was JPY19,470 as of March 31, 2025.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable primarily consist of the amounts billed and currently due from customers, net of an allowance for credit loss, if recorded. When the Company has an unconditional right to payment, subject only to the passage of time, the right is treated as receivable. The Company’s accounts receivable balances are unsecured, bearing no interest. Fees billed in advance of the related contractual term represent contract liabilities and presented as deferred revenue.

At each balance sheet date, the Company recognizes an expected allowance for credit losses. In addition, also at each reporting date, this estimate is updated to reflect any changes in credit risk since the receivable was initially recorded. This estimate is calculated on a pooled basis where similar risk characteristics exist.

The allowance estimate is derived from a review of the Company’s historical losses on the aging of receivables. This estimate is adjusted for management’s assessment of current conditions, reasonable and supportable forecasts regarding future events, and any other factors deemed relevant by the Company. The Company believes that historical loss information is a reasonable starting point to calculate the expected allowance for credit losses, given that the composition of the Company’s customers has remained constant. The Company recorded JPY591 and JPY203 as the allowance for credit loss as of March 31, 2026 and 2025, respectively. Provisions for the allowance for expected credit losses are recorded in selling, general and administrative expenses in the Statements of Operations.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, accounting and other third-party fees that are directly related to an equity financing that is likely to be successfully completed, until such financing is consummated. After consummation of an equity financing, these costs are recorded as a reduction of the proceeds received as a result of the financing. Should a planned equity financing be abandoned, terminated, or significantly delayed, the deferred offering costs are immediately written off to operating expenses in the Statements of Operations in the period of determination.

Upon the completion of the initial public offering (the “IPO”) the Company completed on July 18, 2025, the deferred offering costs were fully charged to additional paid-in capital.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are recorded at the cost less accumulated depreciation. Depreciation is computed using the straight-line method, depending on the pattern of consumption of the economic benefits by asset class, over the estimated useful lives of the assets, as follows:

Property and Equipment	Estimated Useful Life
Fixtures	Shorter of 3 years or lease term
Tooling and equipment	5 years
Computers and other equipment	3 years
Vehicles	5 years

Repair and maintenance costs are expensed as incurred. The Company records depreciation expenses in selling, general and administrative expenses in the Statements of Operations.

Intangible Assets, Net

Intangible Assets, Net

Intangible assets consist of the Company’s capitalized software, patents and trademarks. Software is amortized over five to ten years. Patents are amortized over eight years. Trademarks are amortized over 10 years. Amortization expenses are recorded in selling, general and administrative expenses in the Statements of Operations.

Impairment or Disposal of Long-Lived Assets

Impairment or Disposal of Long-Lived Assets

Long-lived assets used in operations are reviewed for impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if the carrying amount is not recoverable when compared to the Company’s undiscounted cash flows and the impairment loss is measured based on the difference between the carrying amount and fair value. Long-lived assets held for sales are reported at the lower of cost or fair value less costs to sell. There were no impairments of long-lived assets during the fiscal years ended March 31, 2026 and 2025.

Crypto Assets

Crypto Assets

The Company holds certain crypto assets that meet the scope requirements of ASC 350-60, Intangibles—Goodwill and Other—Crypto Assets. These assets are intangible, do not provide enforceable rights to goods, services, or other claims, are secured using cryptography, and reside on distributed ledger technology. The Company’s crypto assets consist primarily of Ethereum, which are fungible digital tokens that are not issued or created by the Company or its related parties.

Crypto assets are subject to unique risks, including price volatility, technological change, cybersecurity threats, and regulatory developments. The Company manages these risks through internal controls over custody, authorization, and valuation.

Effective January 1, 2025, the Company adopted ASU 2023-08 Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets, which requires crypto assets within its scope to be measured at fair value, with changes recognized in net income. Fair value is determined using Level 1 inputs under ASC 820, based on quoted prices in active markets the Company has access to at the reporting date. Such prices are obtained from publicly available market data sources, including principal market exchanges on which the Company transacts.

Crypto assets are presented separately from other intangible assets on the Balance Sheets. Transaction fees, custodian fees, and blockchain network costs are expensed as incurred. Upon disposition of a crypto asset, realized gains or losses are measured as the difference between the proceeds received and the carrying amount at the time of sale.

Leases

Leases

Leases are comprised of operating leases for office space. In accordance with the Financial Accounting Standards Board (“FASB”) ASC Topic 842, Leases, the Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of operating lease liabilities, and non-current operating lease liabilities in the Balance Sheets. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date.

For leases with terms greater than 12 months, the Company records an ROU asset and a lease liability representing the present value of future lease payments. The discount rate used to measure the lease asset and liability is determined at the beginning of the lease term using the rate implicit in the lease, or the Company’s collateralized incremental borrowing rate. The implicit rate within the Company’s leases is generally not determinable and, therefore, the incremental borrowing rate at lease commencement is utilized to determine the present value of lease payments. The Company estimates its incremental borrowing rate based on third-party lender quotes to obtain secured debt in a like currency for a similar asset over a timeframe similar to the term of the lease. For those contracts that include fixed rental payments for both the use of the asset (“lease costs”) as well as for other occupancy or service costs relating to the asset (“non-lease costs”), the Company generally includes both the lease costs and non-lease costs in the measurement of the lease asset and liability.

The Company has elected the “package of practical expedients” and as a result is not required to reassess its prior accounting conclusions regarding lease identification, lease classification and initial direct costs for lease contracts existing as of the transition date. The Company accounts for each lease and any associated non-lease components as a single lease component across all asset classes. Lease expenses for the Company’s operating leases are recognized on a straight-line basis over the lease term except for variable lease costs, which are expensed as incurred.

Investments

Investments

In the normal course of business, the Company invests in business partners that support the Company’s underlying business strategy and provide the Company the ability to enter into new markets, thereby expanding the reach of the Company’s products and services.

The Company’s investments consist of investments in privately held entities that do not report net asset value (“NAV”) per share. These investments are measured at costs, adjusted for observable price changes and impairments. Gain or loss resulting from price changes and impairments are recognized in other income (expense), net in the Statement of Operations.

There were no activities related to the Company’s investments during the fiscal year ended March 31, 2026 and 2025.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company reports financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis in accordance with ASC Topic 820 Fair Value Measurement (“ASC 820”). ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

ASC 820 also establishes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three levels. The U.S. GAAP established a hierarchy framework to classify the fair value based on the observability of significant inputs to the measurement.

The levels of the fair value hierarchy are as follows:

Level 1: Determined using an unadjusted quoted price in an active market for identical assets or liabilities.

Level 2: Estimated using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

Level 3: Estimated using unobservable inputs that are significant to the fair value of the assets or liabilities.

The fair value of the Company’s investments is determined based on inputs not observable in the market and classified as Level 3 within the fair value hierarchy.

Foreign Currency

Foreign Currency

The Company uses Japanese yen as its reporting currency. The Company’s functional currency is Japanese yen. Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency of the Company at the balance sheet date foreign exchange rate, and gains and losses resulting from such remeasurement are included in other income (expenses), net in the Statement of Operations. Foreign currency denominated income and expenses are remeasured using the average exchange rate for the period.

Deferred Revenue

Deferred Revenue

The timing of revenue recognition may not align with the right to invoice the customer. The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment regardless of whether revenue has been recognized. If revenue has not yet been recognized, then deferred revenue, or contract liability, is recorded. Deferred revenue consists of consideration recorded in advance of performance obligations being delivered and is classified as current or non-current based on the related period in which services are expected to be provided.

Cost of Revenue	Cost of Revenue Cost of revenue primarily consists of costs paid to the Company’s vendors and employees related to the Company’s delivery of services.
Research and Development Costs

Research and Development Costs

Research and development (“R&D”) costs consist primarily of fees paid to vendors for research, prototyping and consulting. Most R&D costs are expensed as incurred.

Time and costs incurred between establishment of technological feasibility and the release of software product is not material, and the costs incurred during this period is recorded as R&D costs.

Advertising Costs

Advertising Costs

Advertising and marketing costs are expensed as incurred and are included in selling, general and administrative expenses in the Statement of Operations. For the fiscal years ended March 31, 2026 and 2025, these costs were JPY282,967 and JPY49,560, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method in accordance with ASC Topic 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the differences between the financial statement and tax basis of assets, liabilities and net operating loss by using enacted tax rate in effect for the fiscal year in which the differences are expected to reverse. The effect of a change in tax rate on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that these assets are believed to be more likely than not to be realized. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not expected to be realized. In making such a determination, all available positive and negative evidence is considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.

The Company files tax returns in the tax jurisdictions of Japan. Tax benefits for uncertain tax positions are based upon management’s evaluation of the information available at the reporting date. To be recognized in the financial statements, a tax benefit must be at least more likely than not of being sustained based on technical merits. The benefit for positions meeting the recognition threshold is measured as the largest benefit more likely than not of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.

Share-based compensation

Share-based compensation

The Company accounts for share-based compensation in accordance with ASC Topic 718, Compensation—Stock Compensation. The Company measures and recognizes compensation expenses for all share-based payment awards made to employees and non-employees, including stock options, restricted stock units (“RSUs”), and other equity-based awards, based on the grant-date fair value of the awards.

The Company recognizes compensation expense for share-based awards over the requisite service period, which is generally the vesting period of the awards, using a straight-line method unless the awards contain performance or market conditions.

Net Loss per Share

Net Loss per Share

Basic net loss per ordinary share is calculated by dividing the net loss by the weighted-average number of ordinary shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per ordinary share is computed by dividing the net loss by the weighted-average number of ordinary shares outstanding during the period, adjusted for the effect of potentially dilutive securities, if any. Potentially dilutive securities are included in the calculation of diluted net loss per share only when their effect is dilutive. When the Company reports a net loss, all potentially dilutive securities are anti-dilutive and are therefore excluded from the computation of diluted net loss per share.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

As an emerging growth company, the Jumpstart Our Business Startups Act allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to delay adoption of certain new or revised accounting standards. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.

The following Accounting Standards Updates (“ASUs”) issued by the FASB may relate to the Company as concerns the Company’s normal ongoing operations or the industry in which the Company operates.

In December 2025, the FASB issued ASU 2025-12, Codification Improvement. This ASU addresses issues across a wide variety of Topics, making amendments that clarify guidance, correct errors, or make minor improvements to the Codification. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact that adoption of this guidance will have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Derivatives and Hedging (ASC 815) and Revenue from Contracts with Customers (ASC 606): Scope Refinements and Share-Based Noncash Consideration. This ASU clarifies the scope of derivative accounting for certain contracts and the accounting for share-based noncash consideration received from customers. The guidance is effective for fiscal years beginning after December 15, 2026, including interim periods. The Company is currently evaluating the impact that adoption of this guidance will have on its financial statements.

In September 2025, the FASB issued ASU 2025-07, Interim Reporting (Topic 270): Narrow-Scope Improvements. This ASU clarifies the interim disclosure requirements and the applicability of Topic 270. The guidance is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact that adoption of this guidance will have on its financial statements.

In July 30, 2025, the FASB issued ASU No. 2025-05 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The requirements are effective for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years. Early adoption is permitted, and entities should apply the amendments prospectively. The Company is currently evaluating the impact that the adoption of this ASU will have on its financial statements.

In November 2024, the FASB issued ASU No. 2024-03 Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU requires public business entities to disclose, for interim and annual reporting periods, additional information about certain income statement expense categories. The requirements are effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027. Entities are permitted to apply either the prospective or retrospective transition methods. The Company is currently evaluating the impact that the adoption of this ASU will have on its financial statements.